Dividends (Details) $ / shares in Units, $ / shares in Units, $ in Millions, $ in Millions	12 Months Ended				60 Months Ended
	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2025 CAD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2024 CAD ($) $ / shares	Mar. 30, 2024 $ / shares
Dividends [Line Items]
Dividend declared for common share holders | $	$ 201.8		$ 260.0
Cash dividend declared per common share (USD per share) | $ / shares	$ 0.2600		$ 0.3470
Series A Shares
Dividends [Line Items]
Dividends declared for preferred share holders | $		$ 7.9		$ 7.9
Dividend declared per preferred share (CAD per share) | $ / shares		$ 1.6440		$ 1.6440
Series D Shares
Dividends [Line Items]
Dividends declared for preferred share holders | $		$ 6.9		$ 6.4
Dividend declared per preferred share (CAD per share) | $ / shares		$ 1.7132		$ 1.6031	$ 1.2728